                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:        R. Di Girolamo

Title:       SIGNING AUTHORITY
             ----------------
Phone:       (41-41) 724-5959

Signature, Place, and Date of Signing:      /s/ R. Di Girolamo

                                            Zug, Switzerland, November 13, 2001

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus N.V.

      Biotech Invest N.V.

      Biotech Target N.V.

      Biotech Growth N.V.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      4

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $1,456,076
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus N.V.

      2     Biotech Invest N.V.

      3     Biotech Target N.V.

      4     Biotech Growth N.V.

                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE


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                                                                                                                  COLUMN 8:
                                                                 COLUMN 5:                                    VOTING AUTHORITY
                                            COLUMN 4:                             COLUMN 6:
    COLUMN 1:      COLUMN 2:    COLUMN 3:    VALUE     ------------------------  INVESTMENT   COLUMN 7: ---------------------------
 NAME OF ISSUER  TITLE OF CLASS  CUSIP     (X$1,000)   SHRS OR      SH/    PUT/  DISCRETION    OTHER
                                                       PRN  AMT     PRN    CALL               MANAGERS
                                                                                                          SOLE      SHARED    NONE

-----------------------------------------------------------------------------------------------------------------------------------
Adolor Corp.      Common Stock  00724X102  $   29,501   1,742,500    SH           DEFINED        3      1,742,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alexion
Pharmaceuticals,
Inc.              Common Stock  015351109  $    7,091     416,613    SH           DEFINED        3        416,613    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.        Common Stock  00075886F1 $  199,818   3,400,000    SH           DEFINED        1      3,400,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Aviron            Common Stock  05376210   $   76,910   3,090,000    SH           DEFINED        2      3,090,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
CV
Therapeutics,
Inc.              Common Stock  12666710   $   90,044   2,317,147    SH           DEFINED        3      2,317,147    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Cell
Therapeutics,
Inc.              Common Stock  150934107  $   22,138     920,500    SH           DEFINED        3        920,500    NONE    NONE
----------------------------------------------------------------------------------------------------------------------------------
COR Therapeutics  Common Stock  217753102  $    7,128     315,000    SH           DEFINED        2        315,000    NONE    NONE
  Inc.
-----------------------------------------------------------------------------------------------------------------------------------
3-Dimensional
Pharmaceuticals,
Inc.              Common Stock  88554W104  $   22,338   3,260,970    SH           DEFINED        4      3,260,970    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Durect
Corporation       Common Stock  266605104  $   21,828   2,254,957    SH           DEFINED        4      2,254,957    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Endo
Pharmaceuticals,
Inc.              Common Stock  29264P104  $   15,727   1,449,500    SH           DEFINED        3      1,449,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
GenVec Inc.       Common Stock  37246C109  $    2,174   1,271,185    SH           DEFINED        4      1,271,185    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
IDEC
Pharmaceuticals   Common Stock  449370105  $  228,369   4,607,000    SH           DEFINED        1      4,607,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Imclone           Common Stock  45245W109  $  191,054   3,378,500    SH           DEFINED        2      3,378,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Medicines
Company (The)     Common Stock  584688105  $   31,489   5,204,837    SH           DEFINED        4      5,204,837    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
MedImmune         Common Stock  584699102  $  415,303  11,656,000    SH           DEFINED        1     11,656,000    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Neurocrine
Biosciences       Common Stock  64125C109  $   43,019   1,343,500    SH           DEFINED        3      1,343,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Third Wave
Technologies      Common Stock  88428W108  $    7,418   1,173,800    SH           DEFINED        4      1,173,800    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Transkaryotic
Therapies         Common Stock  89373510   $   19,446     716,500    SH           DEFINED        2        716,500    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Trimeris Inc.     Common Stock  896263100  $   15,872     452,200    SH           DEFINED        3        452,200    NONE    NONE
-----------------------------------------------------------------------------------------------------------------------------------
Virologic         Common Stock  92823R201  $    9,409   3,605,004    SH           DEFINED        4      3,605,004    NONE    NONE


COLUMN
 TOTALS                                    $1,456,076
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